Income taxes	6 Months Ended
Jun. 30, 2026
Income taxes
Income taxes

12Income taxes

The Company has holding companies in Cayman Island, British Virgin Islands, Hong Kong, Singapore, Malaysia and its main operations is in the PRC. The Company’s entities are subject to local statutory income tax rate in these jurisdictions. Specifically, the Company’s PRC entities are subject to a statutory income tax rate of 25% and a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%, in accordance with the Enterprise Income Tax Law (the “EIT Law”). The Company’s Hong Kong entities are subject to a statutory income tax rate of 16.5%, in accordance with the Hong Kong tax laws. The Company’s Singapore entity is subject to a statutory income tax rate of 17%, in accordance with the Singapore tax laws. The Company’s Malaysia entity is subject to a statutory income tax rate of 24%, in accordance with the Malaysia tax laws.

The Company recorded an income tax benefit of RMB546 and an income tax expense of RMB62 (US$9), representing an effective tax rate of 32.93% and 1.88% respectively for the six months ended June 30, 2025 and 2026. The significant increase in effective tax rate is mainly due to the reduction of loss before income taxes, changes in tax rate on deferred tax and prior year true up.

As of December 31, 2025 and June 30, 2026, the Company concluded that there was no significant tax uncertainties in its consolidated financial results. The Company did not record any interest and penalties related to an uncertain tax position for each of the six months ended June 30, 2025 and 2026. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In accordance with relevant PRC tax administration laws, the tax year from 2020 through 2025 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the unaudited interim condensed consolidated financial statements.